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Mid-Cap Growth Portfolio
Mid-Cap Growth Portfolio

SUPPLEMENT DATED MARCH 26, 2021

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2020 for Class D, Class I and Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. This supplement applies to the Mid-Cap Growth Portfolio.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

The second paragraph in the Performance section is deleted and replaced with the following:

Delaware Investments Fund Advisers began managing the Fund in mid-2021. Other firms managed the Fund before that date.